Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Earnings from Continuing Operations Before Income Taxes

Earnings from continuing operations before income taxes are comprised of the following:

	Years ended December 31,
In millions	2011	2010	2009
U.S. earnings	$164	$97	$182
Foreign earnings	153	102	92

	$317	$199	$274

Schedule of Components of Income Tax Provision

The significant components of the income tax provision are as follows:

	Years ended December 31,
In millions	2011	2010	2009
Current:
U.S. federal	$25	$(8)	$108
State and local	3	3	8
Foreign	65	80	52

	93	75	168

Deferred:
U.S. federal	43	(11)	(9)
State and local	6	(26)	(2)
Foreign	12	(22)	(7)

Provision (benefit) for deferred income taxes	61	(59)	(18)

Less: Allocation to discontinued operations	(58)	(7)	(40)

Income tax provision attributable to continuing operations	$96	$9	$110

Reconciliation of U S Federal Statutory Rate and Actual Income Tax Provision

The following table summarizes the major differences between taxes computed at the U.S. federal statutory rate and the actual income tax provision attributable to continuing operations:

	Years ended December 31,
In millions	2011	2010	2009
Income tax provision computed at the U.S. federal statutory rate of 35%	$111	$70	$96
State and local income taxes, net of federal benefit	4	(2)	3
Foreign income tax rate differential and other items	(25)	(8)	(15)
Valuation allowances	1	(25)	(5)
Credits	(1)	(22)	(6)
Tax charge related to Brazilian tax audit	23	21	26
Settlements of tax audits and other	(17)	(25)	11

Income tax provision attributable to continuing operations	$96	$9	$110

Effective tax rate attributable to continuing operations	30%	5%	40%

Schedule of Deferred Tax Assets and Liabilities

The current and non-current deferred tax assets and liabilities are as follows:

	December 31,
In millions	2011	2010
Deferred tax assets:
Employee benefits	$162	$166
Postretirement benefit accrual	33	31
Other accruals and reserves	77	70
Net operating loss and other credit carry-forwards	139	202
Other	16	22

Total deferred tax assets	427	491
Valuation allowances	(43)	(71)

Net deferred tax assets	384	420

Deferred tax liabilities:
Depreciation and depletion	(821)	(826)
Nontaxable pension asset	(355)	(404)
Amortization of identifiable intangibles	(88)	(98)
Other	(29)	(18)

Total deferred tax liabilities	(1,293)	(1,346)

Net deferred liability	$(909)	$(926)

Included in the balance sheet:
Current assets - deferred tax asset	$6	$28
Noncurrent net deferred tax liability	(915)	(954)

Net deferred liability	$(909)	$(926)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows for the years ended December 31, 2011, 2010 and 2009:

In millions
Balance at December 31, 2008	$123
Additions based on tax positions related to the current year	153
Additions for tax positions of prior years	33
Reductions for tax positions of prior years	(5)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(21)
Foreign currency translation	13

Balance at December 31, 2009	295
Additions based on tax positions related to the current year	20
Additions for tax positions of prior years	34
Reductions for tax positions of prior years	(34)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(16)
Foreign currency translation	3

Balance at December 31, 2010	301
Additions based on tax positions related to the current year	11
Additions for tax positions of prior years	6
Reductions for tax positions of prior years	(4)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(36)
Foreign currency translation	(9)

Balance at December 31, 2011	$268

Schedule of Effective Tax Rates Attributable to Continuing Operations	For the three months ended March 31, 2012 and 2011, the effective tax rates attributable to continuing operations were as follows:

	Three months ended March 31,
	2012	2011
Effective tax rate	37%	32%